Financial Risk Management Objectives and Policies - Summary of Significant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GBP [member]
Foreign Exchange Rates [Line Items]
Average rate	0.7760	0.7835
Year-end spot rate	0.7321	0.7618
CAD [member]
Foreign Exchange Rates [Line Items]
Average rate	1.3433	1.3251
Year-end spot rate	1.2750	1.30328
RWF [member]
Foreign Exchange Rates [Line Items]
Average rate	959.1820	914.2488
Year-end spot rate	988.0837	947.075
SGD [member]
Foreign Exchange Rates [Line Items]
Average rate	1.3789	1.3111
Year-end spot rate	1.3224	1.34555
INR [member]
Foreign Exchange Rates [Line Items]
Average rate	74.0038
Year-end spot rate	73.2901